9. Net Sectorial Financial Assets and Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	R$ (278,992)	R$ 1,045,662
Operating revenues, constitution	457,494	(364,445)
Operating revenues, amortization	309,546	(715,217)
Financial results, updating	(9,129)	13,787
Rate flags	(419,220)	(258,779)
Net sectorial financial assets and liabilities, ending	59,699	(278,992)
Sectorial financial assets, current	171,609	0	R$ 910,759
Sectorial financial assets, noncurrent	171,609	0	134,903
Sectorial financial liabilities, current	(192,819)	(155,261)	0
Sectorial financial liabilities, noncurrent	(90,700)	(123,731)	R$ 0
Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	424,085	699,408
Operating revenues, constitution	495,889	61,905
Operating revenues, amortization	(420,054)	(409,894)
Financial results, updating	37,784	72,666
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	537,704	424,085
Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(536,125)	(14,865)
Operating revenues, constitution	937,324	(255,085)
Operating revenues, amortization	517,751	(37,860)
Financial results, updating	(1,845)	(39,710)
Rate flags	(419,220)	(188,605)
Net sectorial financial assets and liabilities, ending	497,885	(536,125)
Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	8,411	77,011
Operating revenues, constitution	50,426	(271)
Operating revenues, amortization	(12,275)	(74,168)
Financial results, updating	677	5,839
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	47,239	8,411
Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	7,703	7,723
Operating revenues, constitution	11,067	6,340
Operating revenues, amortization	(7,155)	(7,388)
Financial results, updating	1,308	1,028
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	12,923	7,703
Portion A | ESS
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(273,418)	(339,154)
Operating revenues, constitution	(529,932)	(124,737)
Operating revenues, amortization	262,568	292,804
Financial results, updating	(50,626)	(32,157)
Rate flags	0	(70,174)
Net sectorial financial assets and liabilities, ending	(591,408)	(273,418)
Portion A | CDE
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	70,611	633,112
Operating revenues, constitution	(158,514)	(249,476)
Operating revenues, amortization	(60,149)	(350,600)
Financial results, updating	6,159	37,575
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(141,893)	70,611
Portion A | Proinfa
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	17,293	(1,265)
Operating revenues, constitution	(14,677)	32,382
Operating revenues, amortization	(10,423)	(16,271)
Financial results, updating	2,619	2,447
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(5,188)	17,293
Other financial components | Neutrality
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	190,976	64,644
Operating revenues, constitution	28,694	154,607
Operating revenues, amortization	(99,593)	(35,958)
Financial results, updating	1,170	7,683
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	121,247	190,976
Other financial components | CVA Angra III Adjustment
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	0
Operating revenues, constitution	97,426
Operating revenues, amortization	(54,516)
Financial results, updating	5,283
Rate flags	0
Net sectorial financial assets and liabilities, ending	48,193	0
Other financial components | Hydrological risk
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	0
Operating revenues, constitution	(183,728)
Operating revenues, amortization	0
Financial results, updating	(4,200)
Rate flags	0
Net sectorial financial assets and liabilities, ending	(187,928)	0
Other financial components | Tariff refunds
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(71,244)	0
Operating revenues, constitution	(78,254)	(66,043)
Operating revenues, amortization	13,479	0
Financial results, updating	(9,755)	(5,201)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(145,774)	(71,244)
Other financial components | Overcontracting
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	156,170	120,776
Operating revenues, constitution	(203,797)	115,791
Operating revenues, amortization	(90,272)	(73,595)
Financial results, updating	1,574	(6,802)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(136,325)	156,170
Other financial components | Extraordinary Tariff Review
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(257,353)	(708,609)
Operating revenues, constitution	0	21,541
Operating revenues, amortization	257,353	457,942
Financial results, updating	0	(28,227)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	0	(257,353)
Other financial components | Financial exposure
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(16,250)	18,714
Operating revenues, constitution	0	(42,000)
Operating revenues, amortization	16,250	7,643
Financial results, updating	0	(607)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	0	(16,250)
Other financial components | Others
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	149	84
Operating revenues, constitution	5,570	409
Operating revenues, amortization	(3,418)	(245)
Financial results, updating	723	(99)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	3,024	149
Other financial components | Deferral IRT
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	0	467,627
Operating revenues, constitution		0
Operating revenues, amortization		(467,627)
Financial results, updating		0
Rate flags		0
Net sectorial financial assets and liabilities, ending		0
Other financial components | Preliminary injunctions CDE
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	R$ 0	20,456
Operating revenues, constitution		(19,808)
Operating revenues, amortization		0
Financial results, updating		(648)
Rate flags		0
Net sectorial financial assets and liabilities, ending		R$ 0